Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details)	Dec. 31, 2017 shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options	2,500